Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
Senior Secured Notes
At December 31, 2023, we had $400 million aggregate principal amount of senior secured notes outstanding. The Notes were issued pursuant to an indenture dated June 19, 2020 and bear interest at a rate of 7.375%, payable semi-annually on June 1 and December 1.
The Notes mature on June 1, 2025. We may elect to redeem the Notes in whole or in part at any time prior to March 1, 2025 at a price based on 100% of the aggregate principal amount of any Notes redeemed plus the “Applicable Premium,” plus accrued and unpaid interest thereon. Applicable Premium is defined as the greater of (1) 1.0% of the principal amount of the Notes, or (2) the excess of the present value of the principal value of the Notes plus all future interest payments over the principal amount. We may elect to redeem the Notes in whole or in part at any time prior to March 1, 2025 at a price equal to 100% of the aggregate principal amount of the Notes to be redeemed plus accrued and unpaid interest thereon.
Interest expense for the Notes includes interest and the amortization of capitalized debt issuance costs. In connection with the Notes offering, we recorded capitalized debt issuance costs of $7.4 million. Such amounts will be amortized over the contractual life of the Notes using the effective interest method. The effective interest rate on the Notes is 7.825%. At December 31, 2023 and 2022, approximately $2.4 million and $3.9 million, respectively, of unamortized debt issuance costs remained.
At December 31, 2023 and 2022, $2.5 million of accrued and unpaid interest on the Notes was included in “Accounts Payable and Accrued Expenses” on the consolidated balance sheets.
2021 Revolving Credit Facility
On November 29, 2021, we amended our $110 million senior secured revolving credit facility (the 2020 Revolving Credit Facility and as amended, the 2021 Revolving Credit Facility), expanding the lender group, increasing the revolving capacity to $250 million, and extending the maturity from February 22, 2023 to the earlier of (x) November 29, 2025, or (y) if any existing senior secured notes remain outstanding on such date, February 28, 2025. Borrowings under the 2021 Revolving Credit Facility may be used for general corporate purposes, including to support the growth of our new business production and operations, and accrue interest at a variable rate equal to, at our discretion, (i) a Base Rate (as defined in the 2021 Revolving Credit Facility) subject to a floor of 1.00% per annum plus a margin of 0.375% to 1.875% per annum, or (ii) the Adjusted Term Secured Overnight Financing Rate (as defined in the 2021 Revolving Credit Facility) plus a margin of 1.375% to 2.875% per annum, with the margin in each of (i) or (ii) based on our applicable corporate credit rating at the time. As of December 31, 2023 and 2022, no amounts were drawn under the 2021 Revolving Credit Facility.
Under the 2021 Revolving Credit Facility, we are required to pay a quarterly commitment fee on the average daily undrawn amount of 0.175% to 0.525%, based on the applicable corporate credit rating at the time. As of December 31, 2023, the applicable commitment fee was 0.30%. For the years ended December 31, 2023, 2022 and 2021, we recorded $0.8 million, $0.8 million and $0.4 million of commitment fees in interest expense, respectively. In January 2024, Moody's upgraded its insurance financial strength rating of NMIC and its rating of the Notes. As a result of the upgrade, the commitment fee due under the 2021 Revolving Credit Facility will be reduced to 0.225% in future periods.
We incurred debt issuance costs of $1.1 million in connection with the 2021 Revolving Credit Facility and had $0.6 million of unamortized debt issuance costs associated with the 2020 Revolving Credit Facility remaining at the time of its amendment and replacement. Combined unamortized debt issuance costs are amortized through interest expense on a straight-line basis over the contractual life of the 2021 Revolving Credit Facility. At December 31, 2023 and 2022, remaining unamortized deferred debt issuance costs were $0.8 million and $1.2 million, respectively, in “Other Assets” on our consolidated balance sheets.
We are subject to certain covenants under the 2021 Revolving Credit Facility, including, but not limited to, the following: a maximum debt-to-total capitalization ratio of 35%, compliance with the private mortgage insurer eligibility requirements (PMIERs) financial requirements (subject to any GSE approved waivers), and minimum consolidated net worth and statutory capital requirements (respectively, as defined therein). We were in compliance with all covenants at December 31, 2023.